Reserves - Summary of Reserves (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [Line Items]
Beginning balance	¥ 72,646	¥ 61,601	¥ 58,778
Fair value changes of available-for-sale investments held by an associate	2	7
Actuarial gains (losses) on post-retirement benefit obligations	(61)	40	(115)
Profit /Loss for the year	(12,561)	3,480	2,930
Issue of shares		9,442
Ending balance	59,154	72,646	61,601
Share premium [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	37,070	29,540
Unrealized gains on cash flow hedges	0
Fair value movements in equity investments designated at fair value through other comprehensive income	0
Fair value changes of available-for-sale investments held by an associate	0
Actuarial gains (losses) on post-retirement benefit obligations	0
Profit /Loss for the year	0
Final dividend	0
Issue of shares		7,530
Ending balance	37,070	37,070	29,540
Share premium [member] | Previously stated [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	37,070
Ending balance		37,070
Capital reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(767)	(778)
Unrealized gains on cash flow hedges	0
Fair value movements in equity investments designated at fair value through other comprehensive income	0
Fair value changes of available-for-sale investments held by an associate	0
Actuarial gains (losses) on post-retirement benefit obligations	0
Profit /Loss for the year	0
Final dividend	0
Issue of shares		0
Others		11
Ending balance	(767)	(767)	(778)
Capital reserve [member] | Previously stated [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(767)
Ending balance		(767)
Hedging reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	24	134
Unrealized gains on cash flow hedges	158	(110)
Fair value movements in equity investments designated at fair value through other comprehensive income	0
Fair value changes of available-for-sale investments held by an associate	0
Actuarial gains (losses) on post-retirement benefit obligations	0
Profit /Loss for the year	0
Final dividend	0
Ending balance	182	24	134
Hedging reserve [member] | Previously stated [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	24
Ending balance		24
Statutory reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	782	570
Unrealized gains on cash flow hedges	0
Fair value movements in equity investments designated at fair value through other comprehensive income	0
Fair value changes of available-for-sale investments held by an associate	0
Actuarial gains (losses) on post-retirement benefit obligations	0
Transfer from retained profits		212
Profit /Loss for the year	0
Final dividend	0
Ending balance	782	782	570
Statutory reserve [member] | Previously stated [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	782
Ending balance		782
Other reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(2,362)	(2,421)
Unrealized gains on cash flow hedges	0
Fair value movements in equity investments designated at fair value through other comprehensive income	(203)	13
Fair value changes of available-for-sale investments held by an associate	2	7
Actuarial gains (losses) on post-retirement benefit obligations	(61)	39
Profit /Loss for the year	0
Final dividend	0
Ending balance	(2,624)	(2,362)	(2,421)
Other reserves [member] | Previously stated [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(2,362)
Ending balance		(2,362)
Retained Profits [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	17,882	16,496	14,205
Unrealized gains on cash flow hedges	0
Fair value movements in equity investments designated at fair value through other comprehensive income	0
Fair value changes of available-for-sale investments held by an associate	0
Actuarial gains (losses) on post-retirement benefit obligations	0
Transfer from retained profits		(212)
Profit /Loss for the year	(11,836)	3,192	2,698
Final dividend	(819)
Others		1
Ending balance	5,227	17,882	16,496
Retained Profits [member] | Previously stated [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	17,882
Ending balance		17,882
Retained earnings and other reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	52,629	41,946
Unrealized gains on cash flow hedges	158	(110)
Fair value movements in equity investments designated at fair value through other comprehensive income	(203)	13
Fair value changes of available-for-sale investments held by an associate	2	7
Actuarial gains (losses) on post-retirement benefit obligations	(61)	39
Profit /Loss for the year	(11,836)	3,192
Final dividend	(819)
Issue of shares		7,530
Others		12
Ending balance	39,870	52,629	¥ 41,946
Retained earnings and other reserves [member] | Previously stated [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	¥ 52,629
Ending balance		¥ 52,629